Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Composition of Property, Plant and Equipment
	Roads, buildings and leasehold improvements	Facilities, machinery and equipment	Wind turbines	Office furniture and equipment	Assets under construction	Other	Total
	$ Thousands
Cost
Balance at January 1, 2024	111,329	1,202,406	316,858	411	290,370	75,218	1,996,592
Additions	1,902	17,334	1,356	13	246,872	15,740	283,217
Disposals	(448)	(6,459)	-	-	(8,442)	(3,455)	(18,804)
Deconsolidation*	(8,083)	-	(417,098)	-	(338,668)	(7,425)	(771,274)
Reclassification	-	9,695	98,884	-	(108,579)		-
Differences in translation reserves	(590)	(6,356)	-	-	(597)	(83)	(7,626)

Balance at December 31, 2024	104,110	1,216,620	-	424	80,956	79,995	1,482,105
Additions	1,810	43,560	-	16	54,027	15,797	115,210
(Disposals)/reversal of impairment	(579)	(144)	-	(209)	8,183	(12,973)	(5,722)
Reclassification	-	15,862	-	-	(15,862)	-	-
Differences in translation reserves	14,726	183,800	-	-	15,903	8,234	222,663

Balance at December 31, 2025	120,067	1,459,698	-	231	143,207	91,053	1,814,256

Accumulated depreciation
Balance at January 1, 2024	21,732	252,981	6,658	396	-	-	281,767
Additions	4,024	55,652	10,322	14	-	-	70,012
Disposals	(438)	(6,459)	-	-	-	-	(6,897)
Deconsolidation*	(1,232)	-	(16,980)	-	-	-	(18,212)
Differences in translation reserves	(85)	(697)	-	-	-	-	(782)

Balance at December 31, 2024	24,001	301,477	-	410	-	-	325,888
Additions	4,323	58,886	-	8	-	-	63,217
Disposals	(577)	(22)	-	(209)	-	-	(808)
Differences in translation reserves	3,630	49,886	-	-	-	-	53,516

Balance at December 31, 2025	31,377	410,227	-	209	-	-	441,813

Carrying amounts
At January 1, 2024	89,597	949,425	310,200	15	290,370	75,218	1,714,825
At December 31, 2024	80,109	915,143	-	14	80,956	79,995	1,156,217
At December 31, 2025	88,690	1,049,471	-	22	143,207	91,053	1,372,443

  *      Relates to deconsolidation of CPV Renewable. Refer to Note 10 for further information.

Schedule of Composition of Depreciation and Amortization Expense
	As at December 31,
	2025	2024
	$ Thousands
Depreciation and amortization included in gross profit	67,272	85,640
Depreciation and amortization charged to selling, general and administrative expenses	5,143	7,797
Depreciation and amortization from continuing operations	72,415	93,437